As filed with the Securities and Exchange	Registration No. 033-34370*
Commission on December 19, 2013	Registration No. 811-02512

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 69
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and
Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B
(Exact Name of Registrant)
of

ING LIFE INSURANCE AND ANNUITY COMPANY
(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774
(860) 580-4646
(Address and Telephone Number of Depositor’s Principal Office)

Nicholas Morinigo, Esq.
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, PA 19380-1478
(610) 425-3447
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration
Statement

It is proposed that this filing will become effective (check appropriate box):

[ X ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on (date), pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date), pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment

Title of Securities Being Registered: Group or Individual Deferred Variable Annuity Contracts
* Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement: 33-87932.

                                                               PARTS A and B

EXPLANATORY NOTE: Each of the Prospectus and Statement of Additional Information, dated May
1, 2013 and as supplemented, is incorporated into Parts A and B, respectively, of this amendment by reference to Post-Effective Amendment No. 68 to this Registration Statement, as filed on April 11, 2013
(Accession No. 0000836687-13-000100). This amendment further supplements the prospectus and does not otherwise delete, amend, or supersede any other information in this registration statement, as previously amended, including exhibits and undertaking.

SUPPLEMENT Dated December 19, 2013
To the Current Prospectus For:

ING Marathon Plus (ILIAC)

Issued by ING Life Insurance and Annuity Company
Through Its Variable Annuity Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our
Customer Service Center at 1-800-366-0066.

IMPORTANT INFORMATION REGARDING UPCOMING INVESTMENT PORTFOLIO CHANGES

Please Note: The following information only affects you if you currently invest in or plan to invest in a subaccount that corresponds to the investment portfolios referenced below.

CHANGES TO THE ING PIMCO HIGH YIELD PORTFOLIO

Effective on or about the close of business on February 4, 2014:

The ING PIMCO High Yield Portfolio will:
· Change its name to ING High Yield Portfolio;
· Change its investment subadviser to ING Investment Management Co. LLC; and
· Change its investment objective to “Seeks to provide investors with a high level of current income and total return.”

As of the date noted above, all references in the prospectus are updated accordingly.

INFORMATION REGARDING THE ADDITION OF AN INVESTMENT OPTION

Effective on or about the close of business on February 7, 2014, the following portfolio will be added as an available investment option under your contract:
ING Global Perspectives Portfolio (Class ADV)
Investment Objective: Seeks total return.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management Co. LLC

X.MARP2-13	Page 1 of 2	December 2013

REORGANIZATIONS OF INVESTMENT PORTFOLIOS

The Board of Trustees of ING Investors Trust has approved separate proposals to reorganize the following
“Merging Portfolios” with and into the following “Surviving Portfolios.” The proposed reorganizations are subject to approval by the shareholders of each Merging Portfolio. If shareholder approval is obtained, it is expected each reorganization will be effective on or about the close of business on the Merger Date shown below.

Merging Portfolios	Surviving Portfolios	Merger Date
ING American Funds International	ING International Index Portfolio	March 14, 2014
Portfolio	(Class I)
ING American Funds Asset Allocation	ING Invesco Equity and Income Portfolio
Portfolio	(Class I)	March 14, 2014
ING American Funds World Allocation	ING Global Perspectives Portfolio	March 14, 2014
Portfolio (Class S)	(Class ADV)
ING PIMCO Total Return Bond Portfolio	ING Intermediate Bond Portfolio	March 21, 2014
(Class S)	(Class I)

Prior to the reorganization, the ING PIMCO Total Return Bond Portfolio will be renamed the ING Total
Return Bond Portfolio and change its investment subadviser to ING Investment Management Co. LLC effective on or about the close of business on February 4, 2014.

On the effective reorganization dates noted above, a shareholder of each given Merging Portfolio will become a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the corresponding Surviving Portfolio having equal aggregate value as shares of the Merging Portfolio, and the Merging Portfolio will no longer be available under the contract.

Prior to the reorganizations, you may reallocate your contract value in each Merging Portfolio to another investment portfolio or fixed option currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in each Merging Portfolio on the reorganization date will be placed in the corresponding Surviving Portfolio. Unless you provide us with alternative allocation instructions, after the reorganization date all future allocations directed to a given Merging Portfolio will be automatically allocated to the corresponding Surviving Portfolio. You may provide alternative instructions by calling our
Customer Service Center.

As of the dates noted above, all references in the prospectus to the Merging Portfolios are deleted. For more information please refer to your prospectus or call our Customer Service Center.

X.MARP2-13	Page 2 of 2	December 2013

PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a) Financial Statements:
	(1)	Incorporated by reference in Part A
Condensed Financial Information
	(2)	Incorporated by reference in Part B:
Financial Statements of Variable Annuity Account B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2012
		-	Statements of Operations for the year ended December 31, 2012
		-	Statements of Changes in Net Assets for the years ended December 31, 2012 and 2011
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Balance Sheets as of December 31, 2012, and 2011
		-	Consolidated Statements of Operations for the years ended December 31, 2012, 2011, and 2010
		-	Consolidated Statements of Comprehensive Income for the years ended
December 31, 2012, 2011, and 2010
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended
December 31, 2012, 2011, and 2010
		-	Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011, and 2010
		-	Notes to Consolidated Financial Statements
(b) Exhibits
	(1)		Resolution establishing Variable Annuity Account B (“Registrant”). (Incorporated by
reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-
4, File No. 033-75986, as filed on April 22, 1996.)
	(2)		Not Applicable.
	(3.1)		Standard form of Broker-Dealer Agreement. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
81216, as filed on April 11, 2006.)
	(3.2)		Underwriting Agreement dated November 17, 2006, between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No.
33-75996, as filed on December 20, 2006.)
	(3.3)		Confirmation of Underwriting Agreement. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
81216, as filed on April 11, 2006.)
	(3.4)		Federated Broker Dealer Agreement (9/2/94). (Incorporated herein by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-4, File No. 33-79122,
as filed on August 16, 1995.)
	(3.5)		Intercompany Agreement dated December 22, 2010 between Directed Services LLC and
ING Life Insurance and Annuity Company. (Incorporated herein by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-
167680, as filed on February 11, 2011.)
	(3.6)		Intercompany Agreement dated December 22, 2010 between ING Investment
Management LLC and ING Life Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-
4, File No. 333-167680, as filed on February 11, 2011.)
	(4.1)		Variable Annuity Contract (G-CDA-97(NY)). (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
34370, as filed on December 16, 1997.)

(4.2)	Variable Annuity Contract Certificate (GMCC-97(NY)) to Contract G-CDA-97(NY).
(Incorporated herein by reference to Post-effective Amendment 32 to Registration
Statement on Form N-4, File No. 33-34370, as filed on December 16, 1997.)
(4.3)	Variable Annuity Contract (G-MP1(5/97)). (Incorporated herein by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-
34370, as filed on September 29, 1997.)
(4.4)	Variable Annuity Contract Certificate (MP1CERT(5/97)). (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4,
File No. 33-34370, as filed on September 29, 1997.)
(4.5)	Variable Annuity Contract (I-MP1(5/97)). (Incorporated herein by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-
34370, as filed on September 29, 1997.)
(4.6)	Variable Annuity Contract (G-MP1(5/96)). (Incorporated herein by reference to Post-
Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-
34370, as filed on February 21, 1997.)
(4.7)	Variable Annuity Contract Certificate (MP1CERT(5/96)). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4,
File No. 33-34370, as filed on February 21, 1997.)
(4.8)	Variable Annuity Contract (G-CDA-96(NY)). (Incorporated herein by reference to Post-
Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-
34370, as filed on February 21, 1997.)
(4.9)	Variable Annuity Contract (I-MP1(5/96)). (Incorporated herein by reference to Post-
Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-
34370, as filed on February 21, 1997.)
(4.10)	Variable Annuity Contract Certificate (GMCC-96(NY)). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4,
File No. 33-34370, as filed on February 21, 1997.)
(4.11)	Variable Annuity Contract (G-CDA-IC(NQ)). (Incorporated herein by reference to Post-
Effective Amendment No. 35 to Registration Statement on Form N-4, File No. 33-
34370, as filed on April 17, 1998.)
(4.12)	Variable Annuity Contract Certificate (GMCC-IC(NQ)). (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4,
File No. 33-34370, as filed on April 17, 1998.)
(4.13)	Variable Annuity Contract Certificate (GMCC-IC(NQ/MP)). (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4,
File No. 33-34370, as filed on April 17, 1998.)
(4.14)	Variable Annuity Contract (G-CDA-IC(IR)). (Incorporated herein by reference to Post-
Effective Amendment No. 35 to Registration Statement on Form N-4, File No. 33-
34370, as filed on April 17, 1998.)
(4.15)	Variable Annuity Contract Certificate (GMCC-IC(IR)). (Incorporated herein by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4,
File No. 33-34370, as filed on April 9, 1999.)
(4.16)	Variable Annuity Contract (I-CDA-IC(IR/MP)). (Incorporated herein by reference to
Post-Effective Amendment No. 35 to Registration Statement on Form N-4, File No. 33-
34370, as filed on April 17, 1998.)
(4.17)	Variable Annuity Contracts and Certificates (G-CDA-IC(IR/NY)), (GMCC-IC(IR/NY)),
(G-CDA-IC(NQ/NY)) and (GMCC-IC(NQ/NY)). (Incorporated herein by reference to
Post-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 33-
87932), as filed on September 19, 1995.)
(4.18)	Endorsements (MP1IRA(5/97)) and (I-MP1IRA(5/97)) to Contract G-MP1(5/96) and
Certificate MP1CERT(5/96). (Incorporated herein by reference to Post-Effective
Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)

(4.19)	Endorsements (MP1QP(5/97)) and (I-MP1QP(5/97)) to Contract G-MP1(5/96) and
Certificate MP1CERT(5/96). (Incorporated herein by reference to Post-Effective
Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)
(4.20)	Endorsements (MP1TDA(5/97)) and (I-MP1TDA(5/97)) to Contract G-MP1(5/96) and
Certificate MP1CERT(5/96). (Incorporated herein by reference to Post-Effective
Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)
(4.21)	Endorsements (MP1DC(5/97)) and (I-MP1DC(5/97)) to Contract G-MP1(5/96) and
Certificate MP1CERT(5/96). (Incorporated herein by reference to Post-Effective
Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)
(4.22)	Endorsement (MP1IRA(11/96)) to Contract G-CDA-96(NY) and Certificate GMCC-
96(NY). (Incorporated herein by reference to Post-Effective Amendment No. 26 to
Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)
(4.23)	Endorsement (MP1END(9/97)) to Contract I-MP1(5/97). (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4,
File No. 33-34370, as filed on September 29, 1997.)
(4.24)	Endorsement (E1-MPROTH-97)) to Contract G-MP1(5/97). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4,
File No. 33-34370, as filed on December 16, 1997.)
(4.25)	Endorsement (EI1MPROTH-97)) to Contract IMP1(5/97). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4,
File No. 33-34370, as filed on December 16, 1997.)
(4.26)	Endorsement (MP1IRA(11/97) to Contract G-MP1(5/97)). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4,
File No. 33-34370, as filed on December 16, 1997.)
(4.27)	Endorsement (I-MP1IRA(11/97) to Contract I-MP1(5/97)). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4,
File No. 33-34370, as filed on December 16, 1997.)
(4.28)	Endorsement (MP1END(9/97)) to Contract G-MP1(5/97) and Certificate
MP1CERT(5/97). (Incorporated herein by reference to Post-Effective Amendment No.
33 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 12,
1998.)
(4.29)	Endorsement (I-MP1END(9/97)) to Contract I-MP1(5/97). (Incorporated herein by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4,
File No. 33-34370, as filed on February 12, 1998.)
(4.30)	Endorsement (MPNQEND(4/95) to Contract G-CDA-IC(NQ). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4,
File No. 33-34370, as filed on February 27, 1998.)
(4.31)	Endorsement (MPIREND(4/95) to Contract G-CDA-IC(IR). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4,
File No. 33-34370, as filed on February 27, 1998.)
(4.32)	Endorsement (IMPNQEND(4/95) to Contract I-CDA-IC(NQ/MP). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-
4, File No. 33-34370, as filed on February 27, 1998.)
(4.33)	Endorsement (EMPGET98) to Contract G-MP1(5/97). (Incorporated herein by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4, File No.
33-34370, as filed on September 14, 1998.)
(4.34)	Endorsement (MPNQCERTEND(4/95)) to Certificate GMCC-IC(NQ). (Incorporated
herein by reference to Post-Effective Amendment No. 34 to Registration Statement on
Form N-4, File No. 33-34370, as filed on February 27, 1998.)
(4.35)	Endorsement (MPIRCERTEND(4/95)) to Certificate GMCC-IC(IR). (Incorporated
herein by reference to Post-Effective Amendment No. 34 to Registration Statement on
Form N-4, File No. 33-34370, as filed on February 27, 1998.)

(4.36)	Endorsement (EGET(99) to Contracts (Incorporated herein by reference to Post-
Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 333-
01107, as filed on April 7, 1999.)
(4.37)	Endorsement ENMCHG(05/02) and ENMCHG1(05/02) for name change. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on
Form N-4, File No. 33-75962, as filed on April 8, 2002.)
(4.38)	Contract Schedule I Accumulation Period (G-MP1(11/97)-5) to Group Contract G-
MP1(5/97). (Incorporated herein by reference to post-Effective Amendment No. 32 to
Registration Statement on Form N-4, File No. 33-34370, as filed on April 8, 2002.)
(4.39)	Contract Schedule I Accumulation Period (I-MP1(11/97)-5) to Individual Contract I-
MP1(5/97). (Incorporated herein by reference to post-Effective Amendment No. 32 to
Registration Statement on Form N-4, File No. 33-34370, as filed on April 8, 2002.)
(5.1)	Variable Annuity Contract Application (MPAPPNY(1/96)). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4,
File No. 33-34370, as filed on December 16, 1997.)
(5.2)	Variable Annuity Contract Application (300-MAR-IB). (Incorporated herein by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4,
File No. 33-34370, as filed on August 18, 1997.)
(5.3)	Variable Annuity Contract Application (710.6.13). (Incorporated herein by reference to
Post-Effective Amendment No. 29 to Registration Statement on Form N-4, File No. 33-
34370, as filed on August 18, 1997.)
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company). (Incorporated herein by reference to ING
Life Insurance and Annuity Company Annual Report on Form 10-K, File No. 33-23376,
as filed on March 31, 2008.)
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007. (Incorporated herein by reference to the ING Life Insurance and Annuity Company annual report on form 10-K, File No. 33-23376, as filed on
March 31, 2008.)
(7)	Not Applicable
(8.1)	Fund Participation Agreement dated as of May 1, 1998, by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment
Management, Inc. (Incorporated herein by reference to Initial Registration Statement on
Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(8.2)	Amendment dated November 9, 1998, to Fund Participation Agreement dated as of May
1, 1998, by and among Aetna Life Insurance and Annuity Company and Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-
Effective Amendment No. 2 on Form N-4, File No. 333-56297, as filed on December
14, 1998.)
(8.3)	Second Amendment dated December 31, 1999, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment
Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No.
19 on Form N-4, File No. 333-01107, as filed on February 16, 2000.)

(8.4)	Third Amendment dated February 11, 2000, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, and December 31, 1999, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus
Investment Management, Inc. (Incorporated herein by reference to Post-Effective
Amendment No. 20 on Form N-4, File No. 333-01107, as filed on April 4, 2000.)
(8.5)	Fourth Amendment dated May 1, 2000, to Fund Participation Agreement dated as of
May 1, 1998, and amended on November 9, 1998, December 31, 1999, and February 11,
2000, by and among Aetna Life Insurance and Annuity Company and Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-
Effective Amendment No. 20 on Form N-4, File No. 333-01107, as filed on April 4,
2000.)
(8.6)	Fifth Amendment dated February 27, 2001, to Fund Participation Agreement dated as of
May 1, 1998, and amended on November 9, 1998, December 31, 1999, February 11,
2000, and May 1, 2000, by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-4, File No. 333-01107, as
filed on April 13, 2001.)
(8.7)	Sixth Amendment dated as of June 19, 2001, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, December 31, 1999, February 11,
2000, May 1, 2000, and February 27, 2001, by and among Aetna Life Insurance and
Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 32 on Form N-4,
File No. 33-75988, as filed on April 13, 2004.)
(8.8)	Service Agreement effective as of May 1, 1998, between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series. (Incorporated herein by reference to Initial
Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(8.9)	Amendment dated November 4, 1998, and effective as of October 15, 1998, to Service
Agreement effective as of May 1, 1998, between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4, File No. 333-56297, as filed on December 14, 1998.)

(8.10)	Second Amendment dated February 11, 2000, to Service Agreement effective as of May
1, 1998, and amended on November 4, 1998, between Aeltus Investment Management,
Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4, File No. 333-01107, as filed on April 4, 2000.)
(8.11)	Third Amendment dated May 1, 2000, to Service Agreement effective as of May 1,
1998, and amended on November 4, 1998, and February 11, 2000, between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund,
Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4, File No.
333-01107, as filed on April 4, 2000.)
(8.12)	Fourth Amendment dated as of June 26, 2001, to Service Agreement effective as of May
1, 1998, and amended on November 4, 1998, February 11, 2000, and May 1, 2000,
between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity
Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4, File No. 33-75988, as filed on April 13, 2004.)
(8.13)	Fund Participation Agreement dated December 1, 1997, among Calvert Responsibly
Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life
Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective
Amendment No. 8 to Registration Statement on Form N-4, File No. 333-01107, as filed on February 19, 1998.)
(8.14)	Service Agreement dated December 1, 1997, between Calvert Asset Management Asset
Management Company, Inc. and Aetna Life Insurance and Annuity Company.
(Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4, File No. 333-01107, as filed on February 19, 1998.)
(8.15)	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October
16, 2007, between Calvert Distributors, Inc., ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators, Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 60 to Registration
Statement on form N-4, File No. 33-75962, as filed on June 15, 2007.)
(8.16)	Amended and Restated Participation Agreement as of June 26 2009 by and among ING
Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable
Insurance Products Fund II and Fidelity Distributors Corporation · Incorporated by
reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4
(File No. 333-01107), as filed on December 18, 2009.
(8.17)	First Amendment effective June 26, 2009 to Participation Agreement as of June 26,
2009 by and among ING Life Insurance and Annuity Company, Variable Insurance
Products Fund, Variable Insurance Products Fund II and Fidelity Distributors
Corporation · Incorporated by reference to Post-Effective Amendment No. 56 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18,
2009.

(8.18)	Letter Agreement dated May 16, 2007, and effective July 2, 2007, between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance
Products Fund I, Variable Insurance Products Fund II, Variable Insurance Products Fund
V and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-
Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 33-
75962, a filed on July 27, 2007.)
(8.19)	Service Agreement effective as of June 1, 2002, by and between Directed Services, Inc.,
ING Financial Advisers, LLC, and Fidelity Distributors Corporation. (Incorporated
herein by reference to Post-Effective Amendment No. 33 to Registration Statement on
Form N-4, File No. 33-75988, as filed on August 5, 2004.)
(8.20)	Service Contract effective as of June 1, 2002, by and between Directed Services, Inc.,
ING Financial Advisers, LLC, and Fidelity Distributors Corporation. (Incorporated
herein by reference to Post-Effective Amendment No. 33 to Registration Statement on
Form N-4, File No. 33-75988, as filed on August 5, 2004.)
(8.21)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 · Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.22)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 · Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.23)	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October
16, 2007, between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators,
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 50 to
Registration Statement on Form N-4, File No. 33-75962, as filed on June 15, 2007.
(8.24)	Fund Participation Agreement dated April 30, 2003, among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING Investors
Trust) and Directed Services, Inc. (Incorporated herein by reference to Post-effective
Amendment No. 54 to Registration Statement on Form N-1A, File No. 33-23512, as
filed on August 1, 2003.)
(8.25)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, ING Investors Trust and Directed
Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 47 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21,
2006.
(8.26)	Fund Participation Agreement dated as of November 28, 2001, among Portfolio
Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment
Services, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)
(8.27)	Amendment dated March 5, 2002, between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be
renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna
Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Fund
Participation Agreement dated November 28, 2001. (Incorporated herein by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-
75962, as filed on April 8, 2002.)

(8.28)	Amendment dated May 1, 2003, between ING Partners, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC to Fund Participation Agreement
dated November 28, 2001, and subsequently amended on March 5, 2002. (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement on
Form N-4, File No. 33-75988, as filed on April 10, 2003.)
(8.29)	Amendment dated November 1, 2004, to the Fund Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated November 28, 2001, and subsequently amended on March 5, 2002, and May 1, 2003. (Incorporated herein by reference to Post-Effective Amendment No.
20 to Registration Statement on Form N-1A, File No. 333-32575, as filed on April 1,
2005.)
(8.30)	Amendment dated April 29, 2005, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001, and subsequently amended on March 5, 2002, May 1,
2003, and November 1, 2004. (Incorporated herein by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11, 2006.)
(8.31)	Amendment dated August 31, 2005, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001, subsequently amended on March 5, 2002, May 1, 2003, and November 1, 2004, and April 29, 2005. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
81216, as filed on April 11, 2006.)
(8.32)	Amendment dated December 7, 2005, to the Fund Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated November 28, 2001, subsequently amended on March 5, 2002,
May 1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005. (Incorporated
herein by reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4, File No. 33-81216, as filed on April 11, 2006.)
(8.33)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001, between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company.
(Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)
(8.34)	Amendment dated March 5, 2002, between Portfolio Partners (to be renamed ING
Partners, Inc. effective may 1, 2002) and Aetna Life Insurance and Annuity Company
(to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the
Shareholder Servicing Agreement dated November 27, 2001. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4,
File No. 33-75962, as filed on April 8, 2002.)
(8.35)	Amendment dated May 1, 2003, by and between ING Portfolio Partners, Inc. to the
Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002. (Incorporated herein by reference to Post-Effective
Amendment No. 28 to Registration Statement on Form N-4, File No. 33-75988, as filed on April 1, 2003.)
(8.36)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003 ·
Incorporated by reference to Initial Registration Statement on Form N-4 (File No.333-
134760), as filed on June 6, 2006.
(8.37)	Amendment dated April 29, 2005, to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and as amended on March 5, 2002, May 1, 2003, and November 1, 2004. (Incorporated herein by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11,
2006.)

(8.38)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003,
November 1, 2004 and April 29, 2005 · Incorporated by reference to Initial Registration
Statement on Form N-4 (File No.333-134760), as filed on June 6, 2006.
(8.39)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003,
November 1, 2004, April 29, 2005 and December 7, 2005 · Incorporated by reference to
Initial Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6,
2006.
(8.40)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective October 16, 2007, between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4, File No. 33-75962, as filed on June 15, 2007.)
(9)	Opinion and Consent of Counsel, attached.
(10)	Consent of Independent Registered Public Accounting Firm, attached.
(11)	Not Applicable
(12)	Not Applicable
(13)	Authorization for Signatures. (Incorporated herein by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4, File No. 33-75986, as filed on April 2, 1996.)
(14)	Powers of Attorney, incorporated herein by reference to Post-Effective Amendment No.
68 filing of a registration statement on Form N-4 for ING Life Insurance and Annuity
Company Variable Annuity Account B filed with the Securities and Exchange
Commission on April 11, 2013 (File Nos. 033-34370, 811-02512)

Item 25	Directors and Officers of the Depositor
Name	Principal Business Address	Positions and Offices with Depositor
Mary (Maliz) E. Beams*	One Orange Way	President and Director
Windsor, CT 06095-4774
Steven T. Pierson*	5780 Powers Ferry Road, NW	Senior Vice President and Chief Accounting
	Atlanta, GA 30327	Officer
Mark B. Kaye*	One Orange Way	Senior Vice President and Chief Financial
	Windsor, CT 06095-4774	Officer
Michael S. Smith*	1475 Dunwoody Drive	Director, Executive Vice President and Chief
	West Chester, PA 19380	Risk Officer
Ewout L. Steenbergen*	230 Park Avenue	Director, Executive Vice President, Finance
New York, NY 10169
Donald W. Britton*	5780 Powers Ferry Road, NW	Director
Atlanta, GA 30327
Alain M. Karaoglan*	230 Park Avenue	Director
New York, NY 10169
Rodney O. Martin*	230 Park Avenue	Director
New York, NY 10169
Tina A. Campbell	30 Braintree Hill Office Park, Flrs 2-4	Senior Vice President and Deputy General
	Braintree MA 02184	Counsel
Boyd G. Combs	5780 Powers Ferry Road, NW	Senior Vice President, Tax
Atlanta, GA 30327
Ralph R. Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Michael Gioffre	One Orange Way	Senior Vice President and Chief Compliance
	Windsor, CT 06095-4774	Officer

Howard Greene	230 Park Avenue	Senior Vice President, Compensation
New York, NY 10169
Megan A. Huddleston	One Orange Way	Senior Vice President and Secretary
Windsor, CT 06095-4774
Christine Hurtsellers	5780 Powers Ferry Road, NW	Senior Vice President
Atlanta, GA 30327
Patrick D. Lusk	1475 Dunwoody Drive	Senior Vice President and Appointed Actuary
West Chester, PA 19380
Richard T. Mason	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Gilbert E. Mathis	5780 Powers Ferry Road, NW	Senior Vice President
Atlanta, GA 30327
Diane McCarthy	1475 Dunwoody Drive	Senior Vice President, Finance
West Chester, PA 19380
David S. Pendergrass	5780 Powers Ferry Road, NW	Senior Vice President and Treasurer
Atlanta, GA 30327

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant
Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 59 to Registration
Statement on Form N-4 for Separate Account B of ING USA Annuity and Life Insurance Company (File
No. 333-28679), as filed with the Securities and Exchange Commission on December 19, 2013.

Item 27.	Number of Contract Owners
As of November 29, 2013 there were 4,431 qualified contract owners and 4,533 non-qualified contract owners.

Item 28.	Indemnification
Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by
Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the
CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that
Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also
Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING U.S., Inc. maintains a
Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING U.S., Inc. and any company in which ING U.S., Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of ING U.S., Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a.k.a “Financial Institutional Bond”).

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of
November 28, 2000, provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING.

Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State
of Delaware.

Item 29.	Principal Underwriter
(a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers,
LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and
Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account C of
ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC
(separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING
Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar
Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company
(a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS
ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York
Variable Annuity Funds A, B, C (a management investment company registered under the 1940
Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H,
I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life
Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Principal
Underwriter
Patrick J. Kennedy	One Orange Way	Director and President
Windsor, CT 06095-4774
Kristin H. Hultgren	One Orange Way	Chief Financial Officer
Windsor, CT 06095-4774
Karl S. Lindberg	909 Locust Street	Director
Des Moines, IA 50309
Richard Linton, Jr.	One Orange Way	Director
Windsor, CT 06095-4774

Name	Principal Business Address	Positions and Offices with Principal
Underwriter
Regina Gordon	One Orange Way	Chief Compliance Officer
Windsor, CT 06095-4774
Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President , Tax
Atlanta, GA 30327
David S. Pendergrass	5780 Powers Ferry Road, NW	Vice President and Treasurer
Atlanta, GA 30327
Megan A. Hulddeston	One Orange Way	Secretary
Windsor, CT 06095-4774

(c)	Compensation from January 1, 2012 to December 31, 2012:
	(1)	(2)	(3)	(4)	(5)
		Net
	Name of	Underwriting	Compensation on
	Principal	Discounts and	Redemption or	Brokerage
	Underwriter	Commissions	Annuitization	Commissions	Compensation*
	ING Financial
	Advisers, LLC				$1,907,879.60

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account
B of ING Life Insurance and Annuity Company during 2012.

Item 30.	Location of Accounts and Records
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way, Windsor, CT 06095-4774
and ING Americas at 5780 Powers Ferry Road, Atlanta, GA 30327-4390 and 1475 Dunwoody Drive,
West Chester, PA a19380-1478.

Item 31.	Management Services
Not Applicable

Item 32.	Undertakings
Registrant hereby undertakes:
(i) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;
(ii) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information;
and
(iii) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                                                   REPRESENTATIONS

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal
Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as
amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff's No-Action Letter dated August
30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans SEC No-Action Letter, 2012 WL 3862169, August 30, 2012

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28,
1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section
403(b) of the Internal Revenue Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-
Action Letter, 1988 WL 1235221, November 28, 1988.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ING Life Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ING Life
Insurance and Annuity Company, Variable Annuity Account B, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Chester, and Commonwealth of Pennsylvania, on the 19th day of December, 2013.

By: VARIABLE ANNUITY ACCOUNT B
(Registrant)

By: ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)

By: Mary (Maliz) E. Beams*
Mary (Maliz) E. Beams
President and Director (principal executive officer)

By: /s/ Nicholas Morinigo
Nicholas Morinigo as Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated and on December 19, 2013.

Signatures		Titles
Mary (Maliz) E. Beams*		President and Director
Mary (Maliz) E. Beams		(principal executive officer)
Steven T. Pierson*		Senior Vice President and Chief Accounting Officer
Steven T. Pierson		(principal accounting officer)
Mark B. Kaye*		Senior Vice President and Chief Financial Officer
Mark B. Kaye		(principal financial officer)
Michael S. Smith*		Director
Michael S. Smith
Ewout L. Steenbergen*		Director
Ewout L. Steenbergen
Donald W. Britton*		Director
Donald W. Britton
Alain M. Karaoglan*		Director
Alain M. Karaoglan
Rodney O. Martin*		Director
Rodney O. Martin

By:	/s/ Nicholas Morinigo
Nicholas Morinigo as Attorney-in-Fact
*Executed by Nicholas Morinigo on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX

Item	Exhibit	Type#

24(b)(9)	Opinion and Consent of Counsel	EX-99.B9

24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10